UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

________

FORM N-Q

________

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number 811-22263

KraneShares Trust

(Exact name of registrant as specified in charter)

________

1350 Avenue of the Americas

2nd Floor

New York, New York, 10019

(Address of principal executive offices) (Zip code)

Jonathan Krane

KraneShares Trust

1350 Avenue of the Americas

2nd Floor

New York, New York, 10019

(Name and address of agent for service)

Copy to:

Christopher D. Menconi

Morgan, Lewis & Bockius LLP

2020 K Street NW

Washington, DC 20006

Registrant’s telephone number, including area code: (855) 857-2638

Date of fiscal year end: March 31, 2015

Date of reporting period: December 31, 2014

Item 1. Schedule of Investments

Schedule of Investments (unaudited)	December 31, 2014

KraneShares Bosera MSCI China A Share ETF

	Shares	Value
COMMON STOCK — 98.7% ‡
CHINA—98.7%
Consumer Discretionary — 8.7%
Anhui Jianghuai Automobile, Cl A	10,600	$20,640
Anhui Zhongding Sealing Parts, Cl A	10,400	23,134
Beijing Gehua CATV Network, Cl A	9,900	23,122
Beiqi Foton Motor, Cl A	26,100	26,336
BesTV New Media, Cl A	10,382	63,390
Byd, Cl A	12,075	74,252
China International Travel Service, Cl A	9,066	64,882
China South Publishing & Media Group, Cl A	13,933	37,280
Chinese Universe Publishing and Media, Cl A	11,000	23,617
Chongqing Changan Automobile, Cl A	34,967	92,603
FAW CAR, Cl A	15,072	36,781
Fuyao Glass Industry Group, Cl A	18,557	36,312
Great Wall Motor, Cl A	12,446	83,354
Guangdong Advertising, Cl A	5,400	18,862
Guangdong Alpha Animation and Culture, Cl A	5,842	27,779
Haining China Leather Market, Cl A	10,445	26,786
Hisense Electric, Cl A	12,189	22,457
Huawen Media Investment Group, Cl A	17,063	31,079
Huayu Automotive Systems, Cl A	24,017	59,926
Hunan TV & Broadcast Intermediary, Cl A	13,188	35,882
Jiangling Motors, Cl A	4,800	23,443
Jiangsu Phoenix Publishing & Media, Cl A	19,660	34,097
Jishi Media, Cl A	13,600	25,166
Liaoning Cheng Da, Cl A *	13,311	46,108
Midea Group, Cl A	39,198	173,371
NavInfo, Cl A	6,400	20,147
Pang Da Automobile Trade, Cl A *	30,100	28,867
Qingdao Haier, Cl A	28,133	84,163
SAIC Motor, Cl A	68,322	236,440
Shanghai Oriental Pearl Group, Cl A	29,627	66,093
Shenzhen Overseas Chinese Town, Cl A	67,577	89,863
Sichuan Changhong Electric, Cl A	42,900	32,223
Sichuan Chengfei Integration Technology, Cl A	3,200	16,506
Suning Commerce Group, Cl A	68,581	99,489
TCL, Cl A	87,760	53,754
Wanxiang Qianchao, Cl A	17,800	34,056
Weifu High-Technology Group, Cl A	7,848	33,940
Youngor Group, Cl A	20,666	38,341
Zhe Jiang Daily Media Group, Cl A	11,000	32,252
Zhejiang Yasha Decoration, Cl A	8,224	25,133
		2,021,926

Schedule of Investments (unaudited)	December 31, 2014

KraneShares Bosera MSCI China A Share ETF

	Shares	Value
COMMON STOCK — continued
Consumer Staples — 5.7%
Beijing Dabeinong Technology Group, Cl A	15,191	$32,860
Beijing Yanjing Brewery, Cl A	26,129	33,651
Beingmate Baby & Child Food, Cl A	9,467	24,705
Bright Dairy & Food, Cl A	11,336	31,903
Gansu Yasheng Industrial Group -A, Cl A	18,055	27,181
Henan Shuanghui Investment & Development, Cl A	20,418	103,834
Hunan Dakang Pasture Farming, Cl A *	17,900	21,005
Inner Mongolia Yili Industrial Group, Cl A	28,496	131,502
Jiangsu Yanghe Brewery Joint-Stock, Cl A	6,710	85,498
Jointown Pharmaceutical Group, Cl A	10,200	29,709
Kweichow Moutai, Cl A	10,585	323,522
Luzhou Laojiao, Cl A	13,061	42,947
MeiHua Holdings Group, Cl A	28,898	33,351
New Hope Liuhe, Cl A	16,171	36,492
Shanghai Bailian Group, Cl A	14,317	41,285
Shanghai Jahwa United, Cl A	6,228	34,453
Shanxi Xinghuacun Fen Wine Factory, Cl A	8,081	29,815
Shenzhen Agricultural Products, Cl A	15,799	33,360
Tsingtao Brewery, Cl A	6,471	43,578
Wuliangye Yibin, Cl A	35,231	122,093
Yonghui Superstores, Cl A	30,243	42,459
Yuan Longping High-tech Agriculture, Cl A	9,300	29,516
		1,334,719
Energy — 4.4%
China Coal Energy, Cl A	42,556	47,467
China Merchants Energy Shipping, Cl A	43,900	44,509
China Oilfield Services, Cl A	18,304	61,279
China Petroleum & Chemical, Cl A	141,280	147,793
China Shenhua Energy, Cl A	56,141	183,608
Guanghui Energy, Cl A *	48,534	65,400
Jizhong Energy Resources, Cl A	21,036	28,279
Offshore Oil Engineering, Cl A	41,073	69,713
PetroChina, Cl A	100,311	174,784
Shanxi Lanhua Sci-Tech Venture, Cl A	10,586	17,575
Shanxi Lu'an Environmental Energy Development, Cl A	21,402	39,810
Shanxi Xishan Coal & Electricity Power, Cl A	29,254	38,760
Wintime Energy, Cl A	32,800	23,051
Yang Quan Coal Industry Group, Cl A	22,292	31,871
Yantai Jereh Oilfield Services Group, Cl A	8,953	44,115
		1,018,014
Financials — 40.2%
Agricultural Bank of China, Cl A	728,485	435,635
Avic Capital, Cl A	17,304	49,898
Bank of Beijing, Cl A	98,083	172,799
Bank of China, Cl A	181,842	121,638

Schedule of Investments (unaudited)	December 31, 2014

KraneShares Bosera MSCI China A Share ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
Bank of Communications, Cl A	364,672	$399,705
Bank of Nanjing, Cl A	27,621	65,224
Bank of Ningbo, Cl A	30,234	76,657
Beijing Huaye Realestate, Cl A * (A) (B)	3,077	3,566
Beijing Urban Construction Investment & Development, Cl A	14,600	55,680
Bohai Leasing, Cl A	13,775	30,352
Changjiang Securities, Cl A	44,060	119,453
China CITIC Bank, Cl A	79,036	103,700
China Construction Bank, Cl A	89,118	96,674
China Everbright Bank, Cl A	369,793	290,875
China Fortune Land Development, Cl A	12,316	86,553
China Life Insurance, Cl A	45,172	248,650
China Merchants Bank, Cl A	191,668	512,536
China Merchants Property Development, Cl A	19,175	81,565
China Merchants Securities, Cl A	44,938	204,771
China Minsheng Banking, Cl A	251,795	441,575
China Pacific Insurance Group, Cl A	58,379	303,939
China Vanke, Cl A	90,112	201,895
CITIC Securities, Cl A	91,365	499,238
Everbright Securities, Cl A	31,741	146,017
Financial Street Holdings, Cl A	28,127	55,900
Founder Securities, Cl A *	76,485	173,706
Gemdale, Cl A	41,565	76,444
GF Securities, Cl A	55,009	230,091
Guoyuan Securities, Cl A	18,286	91,872
Haitong Securities, Cl A	75,176	291,543
Huatai Securities, Cl A	52,000	205,100
Huaxia Bank, Cl A	82,760	179,554
Industrial & Commercial Bank of China, Cl A	491,636	385,923
Industrial Bank, Cl A	176,989	470,715
Industrial Securities, Cl A	48,295	117,702
New China Life Insurance, Cl A	12,939	103,362
Northeast Securities, Cl A	18,174	58,529
Oceanwide Holdings, Cl A	35,235	56,169
Pacific Securities, Cl A	32,800	75,180
Ping An Bank, Cl A	106,162	271,052
Ping An Insurance Group of China, Cl A	44,440	535,157
Poly Real Estate Group, Cl A	99,451	173,446
RiseSun Real Estate Development, Cl A	17,663	45,182
Sealand Securities, Cl A	17,916	50,219
Shanghai Chengtou Holding, Cl A (A) (B)	6,475	7,546
Shanghai Lujiazui Finance & Trade Zone Development, Cl A	10,467	63,268
Shanghai Pudong Development Bank, Cl A	173,261	438,179
Shanxi Securities, Cl A	23,400	60,348

Schedule of Investments (unaudited)	December 31, 2014

KraneShares Bosera MSCI China A Share ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
Sinolink Securities, Cl A	24,000	$76,557
SooChow Securities, Cl A	25,100	90,706
Southwest Securities, Cl A	26,200	94,133
Western Securities, Cl A	9,300	56,139
Xinhu Zhongbao, Cl A	49,700	58,640
Zhejiang China Commodities City Group, Cl A	25,270	51,689
		9,392,646
Health Care — 5.0%
Beijing SL Pharmaceutical, Cl A	4,234	27,026
Beijing Tongrentang, Cl A	12,194	44,086
China National Accord Medicines, Cl A	2,900	22,311
China Resources Sanjiu Medical & Pharmaceutical, Cl A	9,087	33,190
Da An Gene Sun Yat-Sen University, Cl A	5,100	16,499
Guangxi Wuzhou Zhongheng Group, Cl A	10,715	28,256
Guangzhou Baiyunshan Pharmaceutical Holdings, Cl A (A) (B)	1,956	8,547
Guizhou Bailing Group Pharmaceutical, Cl A	4,400	29,113
Guizhou Yibai Pharmaceutical, Cl A	3,700	19,902
Harbin Pharmaceutical Group, Cl A (A) (B)	17,800	24,904
Hengkang Medical Group, Cl A	5,700	17,502
Huadong Medicine, Cl A	3,993	33,861
Hualan Biological Engineering, Cl A	5,361	28,775
Humanwell Healthcare Group, Cl A	4,900	20,259
Jiangsu Hengrui Medicine, Cl A	13,946	84,251
Jilin Aodong Medicine Industry Groups, Cl A	8,333	46,756
Kangmei Pharmaceutical, Cl A	20,415	51,729
Searainbow Holding, Cl A *	8,341	42,054
Shandong Dong-E E-Jiao-A, Cl E	6,094	36,619
Shanghai Fosun Pharmaceutical Group, Cl A	17,685	60,147
Shanghai Pharmaceuticals Holding, Cl A	17,911	47,636
Shanghai RAAS Blood Products, Cl A	7,500	54,533
Shenzhen Hepalink Pharmaceutical, Cl A	6,200	25,783
Shenzhen Salubris Pharmaceuticals, Cl A	5,095	29,113
Shijiazhuang Yiling Pharmaceutical, Cl A	5,200	24,441
Sichuan Kelun Pharmaceutical, Cl A	6,715	31,638
Tasly Pharmaceutical Group, Cl A	9,586	63,505
Tonghua Dongbao Pharmaceutical, Cl A	9,581	24,092
Xizang Haisco Pharmaceutical Group, Cl A	6,715	18,552
Yunnan Baiyao Group, Cl A	9,702	98,756
Zhangzhou Pientzehuang Pharmaceutical, Cl A	1,494	21,114
Zhejiang Hisun Pharmaceutical, Cl A	9,000	24,487
Zhejiang NHU, Cl A	10,100	24,696
		1,164,133
Industrials — 17.1%
Air China, Cl A	52,774	66,691

Schedule of Investments (unaudited)	December 31, 2014

KraneShares Bosera MSCI China A Share ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
AVIC Aero-Engine Controls, Cl A	10,600	$28,243
AVIC Aircraft, Cl A	24,646	75,241
Avic Heavy Machinery, Cl A	7,200	22,108
AVIC Helicopter, Cl A	4,600	27,893
Beijing Orient Landscape, Cl A	9,333	27,785
China Aerospace Times Electronics, Cl A *	9,700	24,391
China Avic Electronics, Cl A	13,667	60,999
China Baoan Group, Cl A (A) (B)	14,000	29,223
China CAMC Engineering, Cl A	7,200	31,706
China CNR, Cl A (A) (B)	22,504	25,754
China COSCO Holdings, Cl A *	70,900	82,282
China CSSC Holdings, Cl A	12,816	76,144
China Eastern Airlines, Cl A *	65,607	54,778
China First Heavy Industries, Cl A	60,700	54,595
China International Marine Containers Group, Cl A	11,449	40,396
China National Chemical Engineering, Cl A	45,808	69,775
China Railway Construction, Cl A	79,414	195,335
China Railway Group, Cl A	158,811	238,063
China Shipbuilding Industry, Cl A	135,677	201,416
China Shipping Container Lines, Cl A *	73,684	58,672
China Southern Airlines, Cl A	65,223	54,247
China Spacesat, Cl A	10,959	50,308
China State Construction Engineering, Cl A	278,680	327,013
China XD Electric, Cl A	39,700	49,721
CMST Development, Cl A	17,300	26,881
CSR, Cl A (A) (B)	25,555	26,280
Daqin Railway, Cl A	138,147	237,370
Dongfang Electric, Cl A	15,438	51,360
Eternal Asia Supply Chain Management, Cl A	9,200	22,036
Fangda Carbon New Material, Cl A	16,000	25,197
Fujian Longking, Cl A	3,981	22,459
Guangshen Railway, Cl A	52,521	38,265
Hainan Airlines, Cl A	109,770	60,512
Han's Laser Technology Industry Group, Cl A	9,800	25,227
Hefei Meiya Optoelectronic Technology, Cl A	3,100	17,789
Henan Pinggao Electric, Cl A	10,600	25,355
Jiangxi Hongdu Aviation Industry, Cl A	6,700	30,206
Jihua Group, Cl A	35,800	36,643
Luxshare Precision Industry, Cl A	7,700	34,355
Meidu Energy, Cl A	22,800	18,927
Metallurgical Corp of China, Cl A	125,710	102,327
NARI Technology Development, Cl A	22,535	52,850
Ningbo Port, Cl A	59,486	44,106
North Navigation Control Technology, Cl A	6,900	27,215

Schedule of Investments (unaudited)	December 31, 2014

KraneShares Bosera MSCI China A Share ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
Power Construction Corp of China, Cl A	89,130	$121,110
Sany Heavy Industry, Cl A	70,708	113,744
Shanghai Construction Group, Cl A	35,357	47,929
Shanghai International Airport, Cl A	17,919	56,668
Shanghai International Port Group, Cl A	63,465	65,675
Shanghai Tunnel Engineering, Cl A	26,100	34,749
Shanghai Waigaoqiao Free Trade Zone Development, Cl A	5,800	30,262
Sinochem International, Cl A	19,400	32,615
Suzhou Gold Mantis Construction Decoration, Cl A	16,418	44,459
TBEA, Cl A	30,116	60,096
Tianjin Port, Cl A	15,600	43,074
Weichai Power, Cl A	14,064	61,864
XCMG Construction Machinery, Cl A	19,167	46,249
Xi' An Aero-Engine, Cl A	15,065	70,323
Xiamen C & D, Cl A	26,377	43,281
Xinjiang Goldwind Science & Technology, Cl A	20,407	46,478
XJ Electric, Cl A	9,341	30,565
Yingkou Port Liability, Cl A	50,100	38,358
Zhengzhou Yutong Bus, Cl A	11,800	42,472
Zoomlion Heavy Industry Science and Technology, Cl A	58,260	66,298
		3,994,408
Information Technology — 4.9%
Aisino, Cl A	8,586	42,224
Beijing Zhongke Sanhuan High-Tech, Cl A	9,900	23,601
BOE Technology Group, Cl A *	262,862	142,362
China Scholars Group, Cl A	8,800	19,036
Datang Telecom Technology, Cl A *	8,200	21,637
DHC Software, Cl A	14,060	40,589
Fiberhome Telecommunication Technologies, Cl A	8,965	22,282
Glodon Software, Cl A	6,974	25,180
GoerTek, Cl A	14,187	56,094
GRG Banking Equipment, Cl A (A) (B)	7,400	26,420
Guangzhou Haige Communications Group, Cl A	9,300	28,961
Hangzhou Hikvision Digital Technology, Cl A	37,335	134,620
Hundsun Technologies, Cl A	5,700	50,312
Iflytek, Cl A	7,464	32,063
Inspur Electronic Information Industry, Cl A (A) (B)	4,500	29,870
Neusoft, Cl A	11,442	29,158
People.cn, Cl A	5,109	34,538
Sanan Optoelectronics, Cl A	22,270	51,045
Shanghai DZH, Cl A * (A) (B)	2,100	2,024
Shenzhen O-film Tech, Cl A	9,582	29,284
Tianjin Zhonghuan Semiconductor Joint-Stock, Cl A *	9,706	32,932
Tianma Microelectronics, Cl A	8,800	27,177

Schedule of Investments (unaudited)	December 31, 2014

KraneShares Bosera MSCI China A Share ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
Tongfang Guoxin Electronics, Cl A	5,600	$21,664
Tsinghua Tongfang, Cl A	20,413	38,431
Yonyou Software, Cl A	10,700	40,513
Zhejiang Chint Electrics, Cl A	7,834	38,324
Zhejiang Dahua Technology, Cl A	10,838	38,345
ZTE, Cl A	26,127	76,056
		1,154,742
Materials — 7.7%
Aluminum Corp of China, Cl A *	74,178	74,728
Angang Steel, Cl A	47,600	47,186
Anhui Conch Cement, Cl A	37,103	132,050
Baoshan Iron & Steel, Cl A	102,051	115,309
BBMG, Cl A	22,400	36,611
China Hainan Rubber Industry Group, Cl A	30,482	42,844
China Minmetals Rare Earth, Cl A *	9,091	43,946
Guangdong Guanhao High-Tech, Cl A	11,073	21,061
Guangdong HEC Technology Holding, Cl A *	8,800	21,050
Hebei Iron & Steel, Cl A	98,689	60,925
Inner Mongolia Baotou Steel Rare-Earth Hi-Tech, Cl A	22,523	93,955
Inner Mongolia Junzheng Energy & Chemical Industry, Cl A (A) (B)	3,740	6,294
Inner Mongolian Baotou Steel Union, Cl A	148,725	97,807
Jiangsu Kangde Xin Composite Material, Cl A	8,723	40,733
Jiangxi Copper, Cl A	19,289	57,332
Jilin Ji En Nickel Industry, Cl A	12,400	28,442
Jinduicheng Molybdenum, Cl A	25,010	37,773
Kingfa Sci & Tech, Cl A	23,775	26,404
Luxin Venture Capital Group, Cl A	6,959	31,396
Pangang Group Vanadium Titanium & Resources, Cl A	79,785	46,168
Pengxin International Mining, Cl A * (A) (B)	13,700	23,827
Qinghai Salt Lake Industry, Cl A	12,320	43,092
Shandong Gold Mining, Cl A	13,262	42,432
Shanxi Taigang Stainless Steel, Cl A	52,901	44,937
Shenzhen Zhongjin Lingnan Nonfemet, Cl A	19,200	29,369
Sinopec Shanghai Petrochemical, Cl A	56,516	39,445
Tongling Nonferrous Metals Group, Cl A	17,792	44,394
Wanhua Chemical Group, Cl A	20,048	70,381
Western Mining, Cl A	22,100	32,915
Wuhan Iron & Steel, Cl A	93,731	54,087
Xiamen Tungsten, Cl A	7,745	41,172
Xinxing Ductile Iron Pipes, Cl A	33,800	33,669
Yunnan Chihong Zinc & Germanium, Cl A	15,461	28,933
Yunnan Tin, Cl A	10,700	30,010
Zhejiang Hailiang, Cl A	12,000	17,041
Zhejiang Longsheng Group, Cl A	14,194	45,025

Schedule of Investments (unaudited)	December 31, 2014

KraneShares Bosera MSCI China A Share ETF

	Shares	Value
COMMON STOCK — continued
Materials — continued
Zhongjin Gold, Cl A	27,374	$46,859
Zijin Mining Group, Cl A	146,858	80,010
		1,809,612
Telecommunication Services — 0.8%
China United Network Communications, Cl A	196,905	157,105
Dr Peng Telcom & Media Group, Cl A	12,941	37,505
		194,610
Utilities — 4.2%
Beijing Capital, Cl A	20,417	38,833
Beijing Jingneng Power *	35,700	36,367
Chengdu Xingrong Investment, Cl A	27,753	34,177
China Yangtze Power, Cl A	127,707	219,638
GD Power Development, Cl A	160,062	119,453
Guangdong Golden Dragon Development, Cl A	8,300	36,389
Huadian Power International, Cl A	54,889	61,931
Huaneng Power International, Cl A	64,982	92,487
Inner Mongolia MengDian HuaNeng Thermal Power, Cl A	54,000	39,691
SDIC Power Holdings, Cl A	62,991	116,154
Shenergy, Cl A	42,312	44,058
Shenzhen Energy Group, Cl A	24,600	44,251
Sichuan Chuantou Energy, Cl A	19,173	64,065
Sound Environmental Resources, Cl A	7,834	34,536
		982,030
TOTAL COMMON STOCK
(Cost $20,252,611)		23,066,840

	Number of
	Rights
RIGHTS — 0.0%
China — 0.0%
GoerTek	206	—

TOTAL RIGHTS (Cost $–)		—
TOTAL INVESTMENTS — 98.7%
(Cost $20,252,611) †		$23,066,840

Percentages are based on Net Assets of $23,367,390

‡	Narrow Industries are utilized for compliance purposes, whereas broad sectors are used for reporting.
Cl—	Class

(A)	Securities considered illiquid. The total value of such securities as of December 31, 2014 was $214,255 and represented 0.92% of Net Assets.

(B)

Security is fair valued using methods determined in good faith by the Fair Value Committee of the Fund. The total value of such securities as of December 31, 2014, was $214,255 and represents 0.92% of Net Assets.

Schedule of Investments (unaudited)	December 31, 2014

KraneShares Bosera MSCI China A Share ETF

The following is a list of inputs used as of December 31, 2014, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock
China
Consumer Discretionary	$2,021,926	$—	$—	$2,021,926
Consumer Staples	1,334,719	—	—	1,334,719
Energy	1,018,014	—	—	1,018,014
Financials	9,381,534	—	11,112	9,392,646
Health Care	1,130,682	—	33,451	1,164,133
Industrials	3,913,151	—	81,257	3,994,408
Information Technology	1,096,428	—	58,314	1,154,742
Materials	1,779,491	—	30,121	1,809,612
Telecommunication Services	194,610	—	—	194,610
Utilities	982,030	—	—	982,030
Total Common Stock	22,852,585	—	214,255	23,066,840

Rights
China
Rights	—	—	—	—
Total Rights	—	—	—	—
Total Investments in Securities	$22,852,585	$—	$214,255	$23,066,840

The following is a reconciliation of the investments in which significant unobservable inputs (Level 3) were used in determining value:

Common Stock
Beginning balance as of March 31, 2014	$90,145
Accrued discounts/premiums	—
Realized gain/(loss)	—
Change in unrealized appreciation/(depreciation)	—
Purchases	—
Sales	—
Transfer into Level 3	214,255
Transfer out of Level 3	(90,145)
Ending balance as of December 31, 2014	$214,255

Changes in unrealized gains (losses) included in earnings Related to securities held at reporting date	$22,423

† At December 31, 2014, the tax basis cost of the Fund’s investments was $20,252,611, and the unrealized appreciation and depreciation were $3,121,262 and $(307,033), respectively.

For the period ended December 31, 2014, there have been no transfers between Level 1 and Level 2 assets and liabilities.

Amounts designated as “—“ are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

KRS-QH-003-0200

Schedule of Investments (unaudited)	December 31, 2014

KraneShares CSI New China ETF

	Shares	Value
COMMON STOCK — 99.8% ‡
CHINA—79.1%
Consumer Discretionary — 10.5%
500.com ADR, Cl A *	126	$2,186
ANTA Sports Products	4,943	8,733
Bosideng International Holdings	18,137	2,433
Byd, Cl H	3,809	14,907
China Distance Education Holdings ADR	95	1,557
China Dongxiang Group	17,938	3,192
China National Culture Group *	10,000	219
Ctrip.com International ADR *	788	35,854
Dongfeng Motor Group, Cl H	14,758	20,896
E-Commerce China Dangdang ADR, Cl A *	216	2,006
Golden Eagle Retail Group	3,367	3,777
Goodbaby International Holdings	4,502	1,567
Great Wall Motor, Cl H	5,474	31,129
Guangzhou Automobile Group, Cl H	13,135	11,958
Hisense Kelon Electrical Holdings, Cl A *	2,121	1,873
Homeinns Hotel Group *	197	5,914
Intime Retail Group	7,019	5,087
JD.com ADR *	4,220	97,651
Jumei International Holding ADR *	264	3,596
Kandi Technologies Group *	159	2,228
Li Ning *	4,772	2,332
New Oriental Education & Technology Group ADR *	838	17,104
Ozner Water International Holding *	7,000	2,690
Parkson Retail Group	7,029	1,759
Poly Culture Group, Cl H *	500	1,541
Qunar Cayman Islands ADR *	184	5,231
Shenzhou International Group Holdings	3,378	11,151
SinoMedia Holding	1,374	772
Vipshop Holdings ADR *	1,891	36,950
VisionChina Media ADR *	13	125
Wisdom Holdings Group	3,000	1,741
Zhongsheng Group Holdings	2,444	2,206
		340,365
Consumer Staples — 3.5%
China Child Care	3,126	484
China Yurun Food Group *	7,826	3,179
Honworld Group	500	266
Labixiaoxin Snacks Group *	2,059	260
Tingyi Cayman Islands Holding	11,497	26,271
Tsingtao Brewery, Cl H	1,886	12,792

Schedule of Investments (unaudited)	December 31, 2014

KraneShares CSI New China ETF

	Shares	Value
COMMON STOCK — continued
Consumer Staples — continued
Uni-President China Holdings	7,141	$6,575
Want Want China Holdings	42,872	56,500
Wumart Stores, Cl H	3,000	2,569
Yashili International Holdings	5,892	1,664
YuanShengTai Dairy Farm *	13,000	1,274
		111,834
Energy — 0.0%
SinoCoking Coal and Coke Chemical Industries *	110	309
Health Care — 3.5%
Guangzhou Baiyunshan Pharmaceutical Holdings, Cl H (A) (B)	1,296	3,919
Jintian Pharmaceutical Group	5,000	1,715
Lijun International Pharmaceutical Holding	12,000	5,509
Mindray Medical International ADR	529	13,966
Phoenix Healthcare Group	1,500	2,766
PW Medtech Group *	2,000	895
Shandong Weigao Group Medical Polymer, Cl H	12,204	9,851
Shanghai Fosun Pharmaceutical Group, Cl H	2,041	7,343
Shanghai Pharmaceuticals Holding, Cl H	3,424	7,727
Sihuan Pharmaceutical Holdings Group	27,024	18,086
Sinopharm Group, Cl H	6,487	22,962
Tong Ren Tang Technologies, Cl H	3,542	4,576
WuXi PharmaTech Cayman *	388	13,064
		112,379
Industrials — 7.7%
51job ADR *	142	5,091
Air China, Cl H	12,141	9,816
AviChina Industry & Technology, Cl H	11,314	6,988
Beijing Capital International Airport, Cl H	8,538	6,859
China Communications Construction, Cl H	23,333	28,073
China COSCO Holdings, Cl H	14,714	7,267
China Dredging Environment Protection Holdings *	2,000	374
China Eastern Airlines, Cl H *	9,141	4,385
China International Marine Containers Group, Cl H	14	31
China Lesso Group Holdings	7,401	3,627
China Machinery Engineering, Cl H	4,577	3,506
China Railway Construction, Cl H	14,575	18,569
China Railway Group, Cl H	23,023	18,941
China Rongsheng Heavy Industries Group Holdings *	9,021	803
China Shipping Container Lines, Cl H *	21,187	6,694
China Shipping Development, Cl H	5,401	3,705
China Southern Airlines, Cl H	9,323	4,436
CSR (A) (B)	13,349	17,971
Dongfang Electric, Cl H	1,886	3,468
Dynagreen Environmental Protection Group, Cl H *	5,000	2,979

Schedule of Investments (unaudited)	December 31, 2014

KraneShares CSI New China ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
First Tractor, Cl H	2,029	$1,494
Fosun International	11,357	14,879
Guodian Technology & Environment Group, Cl H	5,833	940
Haitian International Holdings	3,569	7,529
Harbin Electric, Cl H	73	46
Jiangsu Expressway, Cl H	6,294	7,516
JinkoSolar Holding ADR *	129	2,543
Shanghai Electric Group, Cl H	16,542	8,810
Sinotrans, Cl H	12,000	8,000
Tianjin Capital Environmental Protection Group, Cl H	2,000	1,346
Weichai Power, Cl H	2,270	9,572
Zhejiang Expressway, Cl H	7,482	8,693
Zhuzhou CSR Times Electric, Cl H (A) (B)	4,194	24,472
		249,423
Information Technology — 48.6%
21Vianet Group ADR *	312	4,827
58.com ADR *	151	6,274
AAC Technologies Holdings	36	193
Alibaba Group Holding ADR *	4,617	479,891
Autohome ADR *	171	6,218
Baidu ADR *	1,920	437,702
Bitauto Holdings ADR *	155	10,914
Canadian Solar *	241	5,830
China Finance Online ADR *	41	218
Forgame Holdings *	200	379
Hanwha SolarOne ADR *	228	251
HC International *	2,000	1,865
Hollysys Automation Technologies *	231	5,643
JA Solar Holdings ADR *	240	1,964
Kingsoft	283	562
NetEase ADR	436	43,225
Perfect World	3	47
Qihoo 360 Technology ADR *	478	27,370
Semiconductor Manufacturing International *	155,562	14,243
SINA *	349	13,056
Sohu.com *	164	8,721
SouFun Holdings ADR	1,439	10,634
Sungy Mobile ADR *	41	205
Tencent Holdings	30,545	443,118
Tian Ge Interactive Holdings *	4,000	2,110
Trigiant Group	2,000	333
Trina Solar ADR *	540	5,000
Vimicro International ADR *	107	641
Weibo ADR *	350	4,984

Schedule of Investments (unaudited)	December 31, 2014

KraneShares CSI New China ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
Xinjiang Goldwind Science & Technology, Cl H	2,667	$4,148
Yingli Green Energy Holding ADR *	687	1,614
Youku Tudou ADR *	867	15,441
YY ADR *	182	11,346
		1,568,967
Materials — 3.6%
Aluminum Corp of China, Cl H *	21,141	9,787
Angang Steel, Cl H	6,233	5,305
Anhui Conch Cement, Cl H	6,968	26,103
BBMG, Cl H	6,510	5,448
China BlueChemical, Cl H	10,566	3,747
China Hongqiao Group	7,083	4,777
China Lumena New Materials * (A) (B)	28,720	2,926
China Molybdenum, Cl H	6,681	3,877
China National Building Material, Cl H	15,152	14,732
China Shanshui Cement Group	10,572	5,071
Dongyue Group	7,099	2,517
Jiangxi Copper, Cl H	7,797	13,372
Maanshan Iron & Steel, Cl H	9,983	2,987
Sinopec Yizheng Chemical Fibre, Cl H	11,343	3,584
Tiangong International	8,000	1,475
Tianhe Chemicals Group *	40,000	6,035
Yingde Gases Group	4,702	3,304
		115,047
Utilities — 1.7%
Beijing Jingneng Clean Energy, Cl H	9,682	4,208
China Longyuan Power Group, Cl H	18,012	18,744
China Suntien Green Energy, Cl H	20,000	4,178
ENN Energy Holdings	3,352	19,019
Huadian Fuxin Energy, Cl H	13,340	6,279
Huaneng Renewables, Cl H	8,263	2,674
		55,102
TOTAL CHINA		2,553,426

HONG KONG— 20.7%
Consumer Discretionary — 4.5%
Alibaba Pictures Group *	40,000	7,170
Belle International Holdings	26,799	30,134
Brilliance China Automotive Holdings	17,174	27,594
China LotSynergy Holdings	40,000	2,992
China Travel International Investment Hong Kong	14,000	4,856
China ZhengTong Auto Services Holdings	4,698	2,090
Cogobuy Group *	2,000	1,093
Daphne International Holdings	5,826	2,119

Schedule of Investments (unaudited)	December 31, 2014

KraneShares CSI New China ETF

	Shares	Value
COMMON STOCK — continued
Consumer Discretionary — continued
Ernest Borel Holdings *	1,000	$275
Fu Shou Yuan International Group	5,000	2,411
Geely Automobile Holdings	29,138	9,281
GOME Electrical Appliances Holding	54,767	8,051
Haier Electronics Group	7,526	17,915
Hengdeli Holdings	637	119
Man Wah Holdings	2,400	3,955
Minth Group	4,178	8,674
Paradise Entertainment	4,000	1,635
Skyworth Digital Holdings	11,388	6,197
Xinchen China Power Holdings *	4,495	1,414
Xinyi Glass Holdings	15,219	7,674
		145,649
Consumer Staples — 3.4%
Biostime International Holdings	1,209	2,485
China Agri-Industries Holdings	14,255	5,882
China Foods	4,630	1,594
China Huishan Dairy Holdings	29,462	5,129
China Mengniu Dairy	7,175	29,607
China Modern Dairy Holdings *	12,102	3,449
China Resources Enterprise	6,041	12,651
Hengan International Group	4,523	47,272
NVC Lighting Holding (A) (B)	14,305	3,265
		111,334
Health Care — 2.0%
Alibaba Health Information Technology *	12,000	7,876
China Animal Healthcare	4,000	2,785
China Medical System Holdings	6,105	10,093
China Traditional Chinese Medicine	3,973	2,295
CSPC Pharmaceutical Group	11,071	9,765
Luye Pharma Group *	11,000	14,171
Sino Biopharmaceutical	16,370	14,840
United Laboratories International Holdings *	2,000	1,168
		62,993
Industrials — 6.6%
AVIC International Holding HK *	16,000	1,547
Beijing Enterprises Holdings	2,515	19,718
Bolina Holding	6,000	2,422
Burwill Holdings *	14,000	542
China Everbright International	14,453	21,508
China High Speed Transmission Equipment Group	6,310	3,930
China Merchants Holdings International	7,130	23,997
China Singyes Solar Technologies Holdings	2,238	3,117

Schedule of Investments (unaudited)	December 31, 2014

KraneShares CSI New China ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
China State Construction International Holdings	11,140	$15,658
China WindPower Group *	20,000	1,070
CIMC Enric Holdings	4,473	3,547
CITIC	41,332	70,461
COSCO Pacific	10,000	14,210
Freetech Road Recycling Technology Holdings	446	70
Kerry Logistics Network	4,000	6,344
Lonking Holdings	125	25
Shanghai Industrial Holdings	3,086	9,252
Shenzhen International Holdings	6,393	9,382
Tianjin Development Holdings	2,000	1,478
Zoomlion Heavy Industry Science and Technology	7,199	5,487
		213,765
Information Technology — 1.8%
Anxin-China Holdings	12,158	776
Boyaa Interactive International	1,000	734
Comtec Solar Systems Group *	4,034	536
GCL-Poly Energy Holdings	62,032	14,398
Hanergy Thin Film Power Group	56,000	20,292
Shunfeng International Clean Energy *	8,000	5,664
Sunny Optical Technology Group	3,869	6,676
V1 Group	19,133	1,554
Xinyi Solar Holdings	22,000	6,071
		56,701
Materials — 1.0%
China Resources Cement Holdings	9,329	6,039
Huabao International Holdings	11,528	9,410
Lee & Man Paper Manufacturing	10,139	5,674
MMG	7,872	2,436
Nine Dragons Paper Holdings	9,980	8,751
		32,310
Utilities — 1.4%
China Gas Holdings	13,330	21,005
China Oil & Gas Group	19,814	2,504
China Resources Gas Group	5,317	13,816
CT Environmental Group	2,000	2,055
Kangda International Environmental *	5,000	2,212
Towngas China	5,000	5,068
		46,660
TOTAL HONG KONG		669,412

TOTAL COMMON STOCK
(Cost $2,670,000)		3,222,838

Schedule of Investments (unaudited)	December 31, 2014

KraneShares CSI New China ETF

	Face Amount (1)	Value
TIME DEPOSITS — 0.2%
Brown Brothers Harriman
0.030%, 01/02/2015	3,849	$3,849
0.005%, 01/02/2015 HKD	18,054	2,328
TOTAL TIME DEPOSITS
(Cost $ 6,177)		6,177
TOTAL INVESTMENTS — 100.0%
(Cost $2,676,177) †		$3,229,015

Percentages are based on Net Assets of $3,227,406

‡       Narrow Industries are utilized for compliance purposes, whereas broad sectors are used for reporting.

*       Non-income producing security.

(1)    In U.S. Dollars unless otherwise indicated.

ADR — American Depositary Receipt
Cl — Class
HKD — Hong Kong Dollar

(A)	Security is fair valued using methods determined in good faith by the Fair Value Committee of the Fund. The total value of such security as of December 31, 2014, was $52,553 and represents 1.6% of Net Assets.
(B)	Securities considered illiquid. The total value of such securities as of December 31, 2014 was $52,553 and represented 1.6% of Net Assets.

The following is a list of inputs used as of December 31, 2014, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock
China
Consumer Discretionary	$340,365	$—	$—	$340,365
Consumer Staples	111,834	—	—	111,834
Energy	309	—	—	309
Health Care	108,460	—	3,919	112,379
Industrials	206,980	—	42,443	249,423
Information Technology	1,568,967	—	—	1,568,967
Materials	112,121	—	2,926	115,047
Utilities	55,102	—	—	55,102
Hong Kong
Consumer Discretionary	145,649	—	—	145,649
Consumer Staples	108,069	—	3,265	111,334
Health Care	62,993	—	—	62,993
Industrials	213,765	—	—	213,765
Information Technology	56,701	—	—	56,701
Materials	32,310	—	—	32,310
Utilities	46,660	—	—	46,660
Total Common Stock	3,170,285	—	—	3,222,838
Time Deposits	—	6,177	—	6,177
Total Investments in Securities	$3,170,285	$6,177	$52,553	$3,229,015

Schedule of Investments (unaudited)	December 31, 2014

KraneShares CSI New China ETF

Common Stock
Beginning balance as of March 31, 2014	$4,108
Accrued discounts/premiums	—
Realized gain/(loss)	—
Change in unrealized appreciation/(depreciation)	1
Purchases	—
Sales	—
Transfer into Level 3	49,627
Transfer out of Level 3	(1,183)
Ending balance as of December 31, 2014	$52,553

Changes in unrealized gains (losses) included in earnings Related to securities held at reporting date	$15,715

† At December 31, 2014, the tax basis cost of the Fund’s investments was $2,676,177, and the unrealized appreciation and depreciation were $672,202 and $(119,364), respectively.

For the period ended December 31, 2014, there have been no transfers between Level 1 and Level 2 assets and liabilities.

Amounts designated as “—” are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

KRS-QH-001-0300

Schedule of Investments (unaudited)	December 31, 2014

KraneShares CSI China Internet ETF

	Shares	Value
COMMON STOCK — 99.9% ‡
CHINA—98.1%
Consumer Discretionary — 19.6%
500.com ADR, Cl A *	90,803	$1,575,432
Ctrip.com International ADR *	197,182	8,971,781
E-Commerce China Dangdang ADR, Cl A *	158,125	1,468,981
eLong ADR *	25,546	458,423
JD.com ADR *	662,320	15,326,085
Jumei International Holding ADR *	191,840	2,612,861
Qunar Cayman Islands ADR *	124,926	3,551,646
Tuniu ADR *	45,464	545,568
Vipshop Holdings ADR *	426,884	8,341,313
		42,852,090
Industrials — 2.0%
51job ADR *	93,371	3,347,350
Zhaopin ADR *	73,058	1,109,021
		4,456,371
Information Technology — 76.5%
21Vianet Group ADR *	216,315	3,346,393
58.com ADR *	109,404	4,545,736
Alibaba Group Holding ADR *	212,671	22,105,024
Autohome ADR *	117,724	4,280,445
Baidu ADR *	78,327	17,856,206
BAIOO Family Interactive * (A)	5,024,000	414,626
Bitauto Holdings ADR *	105,409	7,421,848
Changyou.com ADR *	38,814	1,061,951
Cheetah Mobile ADR *	102,875	1,555,470
China Binary Sale Technology *	537,355	54,741
China Finance Online ADR *	38,756	206,182
China Mobile Games & Entertainment Group ADR *	46,528	834,247
ChinaCache International Holdings ADR *	57,104	524,786
Forgame Holdings *	181,456	343,966
Jiayuan.com International ADR	72,803	345,814
Kingsoft	3,154,470	6,264,317
KongZhong ADR	99,427	537,900
Leju Holdings ADR *	40,982	440,966
NetEase ADR	135,814	13,464,600
NQ Mobile ADR *	229,036	895,531
Ourgame International Holdings *	781,000	265,877
Pacific Online	1,740,676	812,556
Perfect World	151,730	2,391,265
Phoenix New Media ADR *	195,423	1,623,965
Qihoo 360 Technology ADR *	148,605	8,509,122
Renren ADR *	301,478	756,710

Schedule of Investments (unaudited)	December 31, 2014

KraneShares CSI China Internet ETF

	Shares/ Face Amount (1)	Value
COMMON STOCK — continued
Information Technology — continued
Shanda Games ADR *	302,637	$1,718,978
SINA *	239,516	8,960,293
Sky-mobi ADR *	51,078	194,607
Sohu.com *	114,158	6,070,922
SouFun Holdings ADR	1,004,507	7,423,307
Sungy Mobile ADR *	61,288	305,827
Tencent Holdings	1,299,912	18,857,889
Tian Ge Interactive Holdings *	2,493,000	1,314,838
Weibo ADR *	238,816	3,400,740
Xunlei ADR *	249,283	1,819,766
Youku Tudou ADR *	498,873	8,884,928
YY ADR *	123,367	7,690,699
		167,503,038
TOTAL CHINA		214,811,499
HONG KONG— 1.8%
Consumer Discretionary — 0.3%
Cogobuy Group *	1,335,000	729,917
Information Technology — 1.5%
Boyaa Interactive International	826,984	606,787
NetDragon Websoft	915,252	1,612,197
V1 Group	12,220,910	992,820
		3,211,804
TOTAL HONG KONG		3,941,721
TOTAL COMMON STOCK
(Cost $234,147,193)		218,753,220

TIME DEPOSITS — 1.1%
Brown Brothers Harriman
0.005%, 01/02/2015 HKD	17,352,652	2,337,651
TOTAL TIME DEPOSITS
(Cost $2,337,651)		2,337,651
TOTAL INVESTMENTS — 101.0%
(Cost $236,484,844) †		$221,090,871

Percentages are based on Net Assets of $218,927,707

‡       Narrow Industries are utilized for compliance purposes, whereas broad sectors are used for reporting.

*       Non-income producing security.

(1)    In U.S. Dollars unless otherwise indicated.

ADR — American Depositary Receipt

Cl — Class

HKD — Hong Kong Dollar

Schedule of Investments (unaudited)	December 31, 2014

KraneShares CSI China Internet ETF

The following is a list of the inputs used as of December 31, 2014, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$218,753,220	$—	$—	$218,753,220
Time Deposits	—	2,337,651	—	2,337,651
Total Investments in Securities	$218,753,220	$2,337,651	$—	$221,090,871

† At December 31, 2014, the tax basis cost of the Fund’s investments was $236,484,844, and the unrealized appreciation and depreciation were $6,730,050 and $(22,124,023), respectively.

For the period ended December 31, 2014, there have been no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended December 31, 2014, there have been no transfers between Level 2 and Level 3 assets and liabilities.

For the period ended December 31, 2014, there were no Level 3 investments.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

KRS-QH-002-030

Schedule of Investments (unaudited)	December 31, 2014

KraneShares E Fund China Commercial Paper ETF

	Face Amount	Value
COMMERCIAL PAPER — 89.3%
Anhui Province Energy Group
4.900%, 05/19/2015	$5,000,000	$804,000
Beijing Drainage Group
4.880%, 08/08/2015	5,000,000	802,957
Beijing Energy Investment Group
4.250%, 08/17/2015	10,000,000	1,605,768
Beijing Infrastructure
4.240%, 08/14/2015	5,000,000	802,656
China CNR
4.700%, 05/22/2015	20,000,000	3,221,891
China Guodian
4.650%, 05/11/2015	20,000,000	3,221,094
China Yangtze Power
4.650%, 08/14/2015	5,000,000	805,011
COFCO
4.700%, 03/16/2015	5,000,000	804,670
Guangzhou Port Group
4.800%, 03/03/2015	10,000,000	1,608,908
Hangzhou Industrial Investment Group
5.080%, 09/25/2015	5,000,000	804,208
Huaneng Power International
4.630%, 05/22/2015	5,000,000	805,264
Jiangsu Communications Holding
4.490%, 04/22/2015	5,000,000	804,287
Jiangsu Guoxin Investment Group
4.790%, 03/29/2015	5,000,000	804,793
Ningbo Port
4.850%, 08/22/2015	5,000,000	804,886
Shandong Gold Group
4.830%, 08/08/2015	5,000,000	804,818
SIIC Shanghai Holdings
4.300%, 11/19/2015	5,000,000	801,840
Tianjin City Construction
5.900%, 03/19/2015	5,000,000	806,058
TOTAL COMMERCIAL PAPER
(Cost $20,328,639)		20,113,109

CASH EQUIVALENTS * — 9.3%
China Universal Ex
0.000%	4,000,000	644,745
E Fund Swift Cash Money
0.000%	4,000,000	645,326
Fortune SGAM MM
0.000%	5,000,000	806,294
TOTAL CASH EQUIVALENTS
(Cost $2,112,235)		2,096,365
TOTAL INVESTMENTS — 98.6%
(Cost $22,440,874) †		$22,209,474

Percentages are based on Net Assets of $22,527,145

* The rate reported is the 7-day effective yield as of December 31, 2014.

As of December 31, 2014, all of the Fund's investments were considered Level 2 of the fair value hierarchy, in accordance with the authoritative guidance under GAAP.

Schedule of Investments (unaudited)	December 31, 2014

KraneShares E Fund China Commercial Paper ETF

† At December 31, 2014, the tax basis cost of the Fund’s investments was $22,440,874, and the unrealized appreciation and depreciation were $ — and $(231,400), respectively.

For the period ended December 31, 2014, there have been no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended December 31, 2014, there have been no transfers between Level 2 and Level 3 assets and liabilities.

For the period ended December 31, 2014, there were no Level 3 investments.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies followed by the Fund (“E Fund”).

SECURITY VALUATION — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded (or at approximately 4:00 pm Eastern Standard Time if a security’s primary exchange is normally open at that time), or, if there is no such reported sale, at the most recent mean between the quoted bid and asked prices (absent both bid and asked prices on such exchange, the bid price may be used).

For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. If available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates. Prices for most securities held in the Funds are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent, third-party pricing agent, the Funds seek to obtain a bid price from at least one independent broker.

Securities for which market prices are not "readily available" are valued in accordance with Fair Value Procedures established by the Board. The Funds’ Fair Value Procedures are implemented through a Fair Value Committee (the “Committee”) designated by the Board. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security's trading has been halted or suspended; the security has been de-listed from its primary trading exchange; the security's primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security's primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government-imposed restrictions. In addition, the Funds may fair value their securities if an event that may materially affect the value of the Funds’ securities that traded outside of the United States (a “Significant Event”) has occurred between the time of the security's last close and the time that the Funds calculate their net asset value. A Significant Event may relate to a single issuer or to an entire market sector. Events that may be Significant Events include: government actions, natural disasters, armed conflict, acts of terrorism and significant market fluctuations. If the Adviser becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Funds calculate net asset value, it may request that a Committee meeting be called.

Schedule of Investments (unaudited)	December 31, 2014

KraneShares CSI China Internet ETF

When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration all relevant information reasonably available to the Committee.

In accordance with the authoritative guidance on fair value measurements and disclosure under U.S generally accepted accounting principles, the Fund discloses the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

Level 1 – Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date

Level 2 – Other significant observable inputs (including quoted prices in non-active markets, quoted prices for similar investments, fair value of investments for which the Fund has the ability to fully redeem tranches at net asset value as of the measurement date or within the near term, and short-term investments valued at amortized cost)

Level 3 – Significant unobservable inputs (including the Funds own assumptions in determining the fair value of investments, fair value of investments for which the Funds’ do not have the ability to fully redeem tranches at net asset value as of the measurement date or within the near term)

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

For the period ended December 31, 2014, there have been no significant changes to the Funds’ fair valuation methodologies.

CHINA RISK. The Fund’s investments are concentrated in China, and therefore the Fund is susceptible to adverse market, political, regulatory, and geographic events affecting China. The Chinese economy is generally considered an emerging market and can be significantly affected by economic and political conditions in China and surrounding Asian countries. In addition, the Chinese economy is export-driven and highly reliant on trade. A downturn in the economies of China’s primary trading partners could slow or eliminate the growth of the Chinese economy and adversely impact the Fund’s investments. The Chinese government strictly regulates the payment of foreign currency denominated obligations and sets monetary policy. The Chinese government may introduce new laws and regulations that could have an adverse effect on the Fund. Although China has begun the process of privatizing certain sectors of its economy, privatized entities may lose money and/or be re-nationalized.

In the Chinese securities markets, a small number of issuers may represent a large portion of the entire market. The Chinese securities markets are characterized by relatively frequent trading halts and low trading volume, resulting in substantially less liquidity and greater price volatility. These risks may be more pronounced for the People’s Republic of China (“China” or “PRC”) debt markets than for Chinese securities markets generally because the PRC debt markets are subject to greater government restrictions and control. The on-shore renminbi (“RMB”) bond market is volatile with a risk of trading suspensions in particular securities and government interventions. Trading in RMB bonds, including those in the Underlying Index, may be suspended without warning and for lengthy periods. Information on such trading suspensions, including as to their expected length, may be unavailable. Securities affected by trading suspensions may be or become illiquid.

Schedule of Investments (unaudited)	December 31, 2014

KraneShares CSI China Internet ETF

Specific Risks of Investing in the PRC Debt Markets

An Renminbi Qualified Foreign Institutional Investor (“RQFI”)I or Qualified Foreign Institutional Investor (“QFII”) license and PRC securities quota are required to invest in CNY securities. The ability of the Fund to achieve its investment objective by tracking the performance of the Underlying Index is dependent on the continuous availability of such securities, including PRC sovereign, quasi- sovereign and corporate debt, and on E Fund’s ability to obtain sufficient QFII/RQFII quota on behalf of the Fund to invest in such securities. The QFII and RQFII programs are an exception to Chinese laws restricting foreign investment in PRC securities. The RQFII rules were only recently announced and are novel. Chinese regulators may alter or eliminate the QFII and RQFII programs at any time. Should the PRC securities quota obtained for the Fund be or become inadequate to meet its investment needs, or if E Fund is unable to maintain its RQFII or QFII status, the Fund is expected to be adversely affected. In addition, the Fund’s PRC securities quota may be reduced or revoked by the Chinese regulators if, among other things, the Fund fails to use its quota within a limited period of time or E Fund fails to observe SAFE or other applicable Chinese regulations. Under such circumstances, the Fund could be required to dispose of its PRC securities holdings at an inopportune time.

E Fund has applied for an initial PRC securities quota for the Fund’s use. If the Fund is unable to obtain sufficient exposure to the performance of the Underlying Index due to the limited availability of the PRC securities quota, the Fund could seek exposure to the component securities of the Underlying Index by investing in securities traded on the off-shore renminbi (“CNH”) market or securities issued in other jurisdictions. The Fund may also invest in ETFs that provide comparable exposures. If necessary, the Fund may suspend the sale of shares in Creation Units until Krane and E Fund determine that the requisite exposure to the component securities of the Underlying Index is obtainable. During the period that creations are suspended, Fund shares may trade at a significant premium or discount to net asset value (the “NAV”). Alternatively, the Fund may change its investment objective and thus track another index of Chinese-related debt securities. In extreme circumstances beyond the control of the Fund, the Fund may incur significant losses due to limited investment capabilities, including based on investment restrictions on RQFIIs and QFIIs (if a QFII license is obtained), illiquidity of the Chinese securities markets, delay or disruption in execution or settlement of trades.

CHINESE CREDIT RATINGS RISKS. The components of the Underlying Index securities, and therefore the securities held by the Fund, will be rated by Chinese ratings agencies (and not by U.S. entities, such as nationally recognized statistical ratings organizations (“NRSROs”)). The rating criteria and methodology used by Chinese rating agencies may be different from those adopted by NRSROs and international credit rating agencies. Therefore, such rating systems may not provide an equivalent standard for comparison with securities rated by international credit rating agencies.

CURRENCY, CAPITAL CONTROLS AND CURRENCY CONVERSION RISK. Capital controls outside the control of the Fund may impact the ability of the Fund to buy, sell or otherwise transfer securities or currency, adversely affect the trading market and price for shares of the Fund, cause the Fund to decline in value, and limit the Fund’s ability to pay redemptions. Although the RMB is not presently freely convertible, rather it is subject to the approval of SAFE and other relevant authorities, repatriations by RQFIIs are permitted daily and Chinese authorities have indicated their plans to move to a fully freely convertible RMB. There is no assurance that PRC rules and regulations will not change or that repatriation restrictions will not be (re-)imposed in the future. Economic conditions and political events may lead to foreign government intervention and the imposition of additional or renewed capital controls. Because the Fund’s NAV is determined on the basis of U.S. dollars, to the extent that the Fund’s exposure to the RMB is imperfectly or not fully hedged, the Fund may lose value if the RMB depreciates against the U.S. dollar, even if the local currency value of the Fund’s holdings goes up.

The Fund may also be subject to delays in converting or transferring U.S. dollars to RMB for the purpose of purchasing PRC securities. This may hinder the Fund’s performance, including because any delay could result in the Fund missing an investment opportunity, purchasing securities at a higher price than originally intended, or incurring cash drag.

Schedule of Investments (unaudited)	December 31, 2014

KraneShares CSI China Internet ETF

FIXED INCOME SECURITIES RISK. Fixed income securities are subject to credit risk and interest rate risk. Credit risk refers to the possibility that the issuer of a security will not make timely interest payments or repay the principal of bonds issued. Interest rate risk refers to fluctuations in the value of a bond resulting from changes in the level of interest rates. When interest rates go up, the prices of most bonds go down; and when interest rates go down, the prices of most bonds go up. Bonds with longer durations tend to be more sensitive to interest rate changes, typically making them more volatile. The current low-interest-rate environment heightens the risks associated with rising interest rates.

KRS-QH-004-010

Item 2. Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	KraneShares Trust

By (Signature and Title)	/s/ Jonathan Krane
Jonathan Krane, Trustee and Principal Executive Officer

Date: March 2, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Jonathan Krane
Jonathan Krane, Trustee and Principal Executive Officer

Date: March 2, 2015

By (Signature and Title)	/s/ Jonathan Krane
Jonathan Krane, Principal Financial Officer

Date: March 2, 2015